Commitment and Contingencies - Schedule of Lease Maturities (Details)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 2,913,548,000
2022	2,316,861,000
2023	1,438,938,000
2024	106,163,000
2025	0
Total	$ 6,775,510,000